Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Allowances	$ 102	$ 116
5.50% Mandatory convertible preferred stock series A, par value (in USD per share)	$ 0.00001	$ 0.00001
5.50% Mandatory convertible preferred stock series A, shares authorized (in shares)	100,000,000	100,000,000
5.50% Mandatory convertible preferred stock series A, shares issued (in shares)	20,000,000	20,000,000
5.50% Mandatory convertible preferred stock series A, shares outstanding (in shares)	20,000,000	20,000,000
5.50% Mandatory convertible preferred stock series A, aggregate liquidation value	$ 1,000	$ 1,000
Common stock, par value (in USD per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	827,768,818	819,773,724
Common stock, shares outstanding (in shares)	826,357,331	818,391,219
Treasury stock, at cost (in shares)	1,411,487	1,382,505
Annual dividend rate	5.50%	5.50%